Employee benefits - Share-based payment - Other plans - (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits [abstract]
Number of options exercised	0	0	0